Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash used in operating activities
Loss for the period	$ (131,643)	$ (195,645)
Adjustments for non-monetary items:
Share-based compensation expense	41,781	47,016
Impairments of Assets	2,704	0
Depreciation of property, plant and equipment	768	581
Amortization of intangible assets	88	96
Depreciation of right-of-use assets	896	1,194
Gain from reversal of inventory impairment charges	0	(7,049)
Share of results in joint venture	6,549	3,906
Deferred tax asset	(7,550)	0
Change in defined benefit pension liability	132	235
Convertible loans, derivatives, decrease in fair value	(25,650)	(16,279)
Warrant obligations, decrease in fair value	(11,961)	0
Financial income	(18,597)	(46)
Financial expense	29,230	8,650
Loss on extinguishment	(42,114)	0
Exchange differences	(322)	(311)
Operating loss before working capital changes	(71,461)	(157,652)
Decrease (increase) in accounts receivable, net	6,936	(15,896)
Decrease (increase) in other current assets	(6,145)	(959)
Decrease (increase) in other current assets	489	(3,395)
(Decrease) increase in accounts payable	(411)	5,055
Increase in income taxes	4,722	492
Increase in other liabilities and other payables	4,681	4,495
Cash used in operating activities	(61,189)	(167,860)
Interest paid	(6,924)	(3,475)
Interest received	309	36
Interest expense on lease obligations	144	170
Interest paid under royalty financing transaction	(5,656)	0
Taxes paid	(11,381)	(618)
Net cash used in operating activities	(84,697)	(171,747)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(473)	(3,010)
Payment for purchase of intangible assets	(1,708)	(2,833)
Payment for deposits	(210)	0
Net cash used in investing activities	(2,391)	(5,843)
Cash (used in) provided by financing activities
Proceeds from senior secured term loans, net of transaction costs	114,490	0
Proceeds from equity issuance, net of transaction costs	6,192	0
Convertible loans exchange	(118,070)	0
Proceeds from convertible loans, net of transaction costs	0	49,591
Proceeds from deferred royalty transaction, net of transaction costs	0	219,251
Proceeds from exercise of options	0	516
Principal portion of lease obligation payments	(757)	(746)
Net cash provided by financing activities	1,855	268,612
Net (decrease) increase in cash and cash equivalents	(85,233)	91,022
Exchange losses on cash and cash equivalents	(451)	(23)
Cash and cash equivalents at beginning of the period	466,544	439,195
Cash and cash equivalents at end of the period	380,860	530,194
Supplemental Non-Cash Investing Information
Issuance of shares, Deerfield exchange agreement	19,834	0
Follow-on transaction costs recorded in Accounts payable and Other current liabilities	2,171	0
Capital expenditures and intangible asset acquisitions recorded in Accounts payable	0	455
Deferred royalty obligation transaction costs recorded in Accounts payable	$ 0	$ 1,248